TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TAXATION [Line Items]
Loss before income taxes	¥ 253,895	$ 39,023	¥ 204,598	¥ 5,254
Income tax computed at the tax rate of 25%	(63,474)	(9,756)	(51,150)	(1,314)
Effect of different tax rates in different jurisdictions	23,554	3,620	10,400	9,718
Non-deductible expenses	13,872	2,132	6,942	4,682
Non-taxable income	(1,942)	(298)	0	(2,580)
Unrecognized tax positions	(2,942)	(452)	1,467	9,041
Changes of valuation allowance	48,089	7,391	73,847	11,889
Withholding tax	15,624	2,401	18,980	42,589
Effect of tax rate change	(992)	(152)	0	0
Income tax expense	¥ 31,789	$ 4,886	¥ 60,486	¥ 74,025